UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2016 (Unaudited)

Registered Investment Companies - 99.0%	Shares		Value ($)
Alternative Investments - 28.8%
AQR Managed Futures Strategy Fund, Cl. I	3,027,515		31,607,257
ASG Global Alternatives Fund, Cl. Y	2,541,696	[a]	24,679,871
ASG Managed Futures Strategy Fund, Cl. Y	2,881,714		32,102,298
DFA Commodity Strategy Portfolio	1,622,786		9,460,841
Dynamic Total Return Fund, Cl. Y	3,239,392	[a,b]	51,862,667
			149,712,934
Domestic Equity - 38.4%
Dreyfus Research Long/Short Equity Fund, Cl. Y	3,986,972	[a,b]	49,119,491
Dreyfus Select Managers Long/Short Fund, Cl. Y	12,441,267	[a,b,c]	150,539,329
			199,658,820
Foreign Equity - 31.8%
BNY Mellon Absolute Insight Multi-Strategy Fund, Cl. Y	4,117,898	[a,b]	51,185,470
Dreyfus Global Real Estate Securities Fund, Cl. Y	6,306,282	[b]	62,558,314
Dreyfus Global Real Return Fund, Cl. Y	3,370,627	[b]	51,402,064
			165,145,848
Total Investments (cost $508,759,705)	99.0%		514,517,602
Cash and Receivables (Net)	1.0%		5,197,491
Net Assets	100.0%		519,715,093

[a] Non-income producing security.
[b] Investment in affiliated mutual fund.
[c] The fund’s investment in the Dreyfus Select Managers Long/Short Fund represents 29.0% of the fund’s total investments. The
Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	38.4
Mutual Funds: Foreign	31.8
Mutual Funds: Alternative	28.8
99.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	514,517,602	-	-	514,517,602

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $5,757,897, consisting of $16,172,275 gross unrealized appreciation and $10,414,378 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt US Dollar Fund
July 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 97.0%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 1.7%
Arcelik,
Sr. Unscd. Notes	5.00	4/3/23	260,000		254,271
Grupo Posadas,
Gtd. Notes	7.88	6/30/22	170,000		175,950
Tupy Overseas,
Gtd. Bonds	6.63	7/17/24	200,000		195,500
					625,721
Consumer Staples - .6%
Cosan Luxembourg,
Gtd. Notes	7.00	1/20/27	200,000	[a]	203,750
Energy - 7.8%
AES Panama,
Sr. Unscd. Notes	6.00	6/25/22	200,000	[a]	207,500
Borets Finance,
Gtd. Notes	7.63	9/26/18	200,000		195,000
Lukoil International Finance,
Gtd. Notes	6.66	6/7/22	100,000	[a]	113,179
Petrobras Global Finance,
Gtd. Notes	8.38	5/23/21	700,000		741,825
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	130,000		95,550
Petroleos de Venezuela,
Gtd. Bonds	6.00	5/16/24	560,000		210,000
Petroleos de Venezuela,
Gtd. Notes	8.50	11/2/17	66,667		52,067
Petroleos de Venezuela,
Gtd. Notes	12.75	2/17/22	420,000		230,790
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	370,000		340,344
Ras Laffan Liquefied Natural Gas,
Sr. Scd. Bonds	6.33	9/30/27	300,000		347,625
YPF,
Sr. Unscd. Notes	8.50	3/23/21	165,000	[a]	177,375
YPF,
Sr. Unscd. Notes	8.50	7/28/25	130,000		137,475
					2,848,730
Financials - 9.2%
ALROSA Finance,
Gtd. Notes	7.75	11/3/20	300,000		340,914
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		244,530
BGEO Group,
Sr. Unscd. Bonds	6.00	7/26/23	200,000	[a]	201,800
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	430,000		507,908
Longfor Properties,
Gtd. Notes	6.75	1/29/23	300,000		325,004
MAF Global Securities,
Gtd. Bonds	4.75	5/7/24	240,000		252,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 9.2% (continued)
Shimao Property Holdings,
Gtd. Bonds	8.38	2/10/22	220,000		251,984
Sinochem Overseas Capital,
Gtd. Notes	4.50	11/12/20	450,000		485,702
Swire Pacific MTN Financing,
Gtd. Notes	3.88	9/21/25	310,000		338,947
VTR Finance,
Sr. Scd. Notes	6.88	1/15/24	400,000		413,000
					3,362,787
Foreign/Governmental - 54.9%
Argentine Government,
Sr. Unscd. Notes	7.50	4/22/26	245,000	[a]	266,682
Argentine Government,
Sr. Unscd. Notes	8.28	12/31/33	175,000		275,862
Argentine Government,
Sr. Unscd. Notes	7.63	4/22/46	205,000	[a]	218,838
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes	5.75	9/26/23	645,000		669,187
Brazil Minas,
Govt. Gtd. Notes	5.33	2/15/28	515,000		487,962
Brazilian Government,
Sr. Unscd. Bonds	5.63	2/21/47	200,000		194,250
Buenos Aires Province,
Sr. Unscd. Notes	9.13	3/16/24	250,000	[a]	276,250
Codelco,
Sr. Unscd. Bonds	4.88	11/4/44	245,000		268,409
Colombian Government,
Sr. Unscd. Bonds	4.50	1/28/26	200,000		214,450
Colombian Government,
Sr. Unscd. Bonds	7.38	9/18/37	130,000		168,025
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	200,000		206,500
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		363,695
Development Bank of Kazakhstan,
Sr. Unscd. Notes	4.13	12/10/22	220,000		215,296
Dominican Republic Government,
Sr. Unscd. Bonds	5.88	4/18/24	385,000		408,100
Dominican Republic Government,
Sr. Unscd. Notes	6.88	1/29/26	325,000	[a]	365,625
Ecopetrol,
Sr. Unscd. Notes	5.38	6/26/26	180,000		178,146
El Salvadorian Government,
Sr. Unscd Notes	5.88	1/30/25	200,000		200,000
El Salvadorian Government,
Sr. Unscd. Notes	8.25	4/10/32	100,000		111,000
El Salvadorian Government,
Sr. Unscd. Notes	7.65	6/15/35	190,000		198,550
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	510,000		537,412
Hungarian Government,
Sr. Unscd. Notes	5.38	3/25/24	110,000		124,538
Hungarian Government,
Sr. Unscd. Notes	7.63	3/29/41	60,000		89,249
Indonesian Government,
Sr. Unscd. Notes	3.38	4/15/23	500,000		510,943

	Coupon	Maturity	Principal
Bonds and Notes - 97.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 54.9% (continued)
Indonesian Government,
Sr. Unscd. Notes	5.95	1/8/46	200,000		250,195
Iraqi Government,
Unscd. Bonds	5.80	1/15/28	1,040,000		783,900
Israel Electric,
Sr. Scd. Bonds, Ser. 6	5.00	11/12/24	345,000		377,085
Ivory Coast Government,
Sr. Unscd. Bonds	5.75	12/31/32	282,150	[b]	270,864
Ivory Coast Government,
Sr. Unscd. Notes	5.38	7/23/24	850,000		820,564
Kazakhstan Government,
Sr. Unscd. Notes	5.13	7/21/25	200,000		219,890
Kazakhstan Government,
Sr. Unscd. Notes	4.88	10/14/44	200,000		199,629
KazMunayGas National,
Sr. Unscd. Notes	7.00	5/5/20	100,000		109,500
KazMunayGas National,
Sr. Unscd. Notes	4.40	4/30/23	275,000		270,875
Kenyan Government,
Sr. Unscd. Notes	5.88	6/24/19	200,000		201,440
Lebanese Government,
Sr. Unscd. Notes	8.25	4/12/21	220,000		239,525
Magyar Export-Import Bank,
Gtd. Bonds	4.00	1/30/20	250,000		258,312
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	520,000		557,700
MFB Magyar Fejlesztesi Bank,
Govt. Gtd. Notes	6.25	10/21/20	220,000		245,155
NTPC,
Sr. Unscd. Notes	4.75	10/3/22	240,000		265,360
Office Cherifien des Phosphates,
Sr. Unscd. Notes	5.63	4/25/24	430,000		467,717
Office Cherifien des Phosphates,
Sr. Unscd. Notes	6.88	4/25/44	200,000		222,734
Pakistan Government,
Sr. Unscd. Notes	8.25	4/15/24	200,000		222,904
Pakistan Government,
Sr. Unscd. Notes	8.25	9/30/25	400,000		448,217
Pertamina,
Sr. Unscd. Notes	4.30	5/20/23	440,000		453,475
Pertamina,
Sr. Unscd. Notes	5.63	5/20/43	200,000		207,291
Perusahaan Gas Negara,
Sr. Unscd. Notes	5.13	5/16/24	240,000		260,546
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25	10/24/42	270,000		273,178
Petroleos Mexicanos,
Gtd. Notes	6.38	2/4/21	25,000	[a]	27,493
Petroleos Mexicanos,
Gtd. Notes	4.50	1/23/26	100,000		96,950
Petroleos Mexicanos,
Gtd. Notes	6.88	8/4/26	40,000	[a]	45,000
Petroliam Nasional,
Sr. Unscd. Notes	7.63	10/15/26	100,000		140,046
Polish Government,
Sr. Unscd. Notes	4.00	1/22/24	226,000		250,202

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 54.9% (continued)
Romanian Government,
Sr. Unscd. Notes	4.88	1/22/24	270,000		303,783
Romanian Government,
Sr. Unscd. Notes	6.13	1/22/44	100,000		128,815
Sberbank of Russia,
Sr. Unscd. Notes	6.13	2/7/22	250,000		273,100
Senegal Government,
Unscd. Bonds	6.25	7/30/24	400,000		393,650
Serbian Government,
Sr. Unscd. Notes	7.25	9/28/21	610,000		706,990
Sinopec Group Overseas Development
2015,
Gtd. Notes	3.25	4/28/25	300,000	[a]	309,636
Sri Lankan Government,
Sr. Unscd Bonds	6.85	11/3/25	255,000		269,478
Sri Lankan Government,
Sr. Unscd. Bonds	5.75	1/18/22	200,000	[a]	207,076
Sri Lankan Government,
Sr. Unscd. Notes	6.25	7/27/21	210,000		221,892
State Grid Overseas,
Gtd. Notes	4.85	5/7/44	200,000		249,415
Turkish Government,
Sr. Unscd. Bonds	5.63	3/30/21	330,000		351,730
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	470,000		436,938
Ukrainian Government,
Sr. Scd. Notes	7.75	9/1/19	560,000		558,600
Uruguayan Government,
Sr. Unscd. Bonds	5.10	6/18/50	115,000		116,725
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	200,000		213,250
Venezuelan Government,
Sr. Unscd. Notes	7.75	10/13/19	360,000		174,150
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000		302,860
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	170,000		182,888
					20,135,692
Industrials - 9.6%
DP World,
Sr. Unscd. Notes	6.85	7/2/37	510,000		589,050
Elementia,
Gtd. Notes	5.50	1/15/25	450,000		470,129
Embraer Netherlands Finance,
Gtd. Notes	5.05	6/15/25	120,000		121,050
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/23	149,228		156,317
Georgian Railway,
Sr. Unscd. Notes	7.75	7/11/22	600,000		669,000
Metalsa,
Gtd. Notes	4.90	4/24/23	480,000		477,600
Odebrecht Finance,
Gtd. Notes	4.38	4/25/25	400,000		132,000
Reliance Industries,
Sr. Unscd. Notes	4.13	1/28/25	320,000		338,434
SCF Capital,
Gtd. Notes	5.38	6/16/23	200,000	[a]	202,506

	Coupon	Maturity	Principal
Bonds and Notes - 97.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - 9.6% (continued)
Sixsigma Networks Mexico,
Gtd. Notes	8.25	11/7/21	200,000		201,000
Union Andina De Cementos,
Sr. Unscd. Notes	5.88	10/30/21	150,000		156,750
					3,513,836
Information Technology - 1.4%
Tencent Holdings,
Sr. Unscd. Notes	3.80	2/11/25	485,000		518,679
Materials - 5.2%
AngloGold Ashanti Holdings,
Gtd. Notes	5.13	8/1/22	90,000		93,035
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000		132,925
Cemex,
Sr. Scd. Notes	5.70	1/11/25	200,000		200,940
Cemex,
Sr. Scd. Notes	7.75	4/16/26	200,000	[a]	222,500
MMC Norilsk Nickel,
Sr. Unscd. Notes	6.63	10/14/22	435,000	[a]	484,701
Novolipetsk Steel via Steel Funding,
Sr. Unscd. Notes	4.50	6/15/23	260,000	[a]	258,700
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000		248,283
Vedanta Resources,
Sr. Unscd. Bonds	8.25	6/7/21	290,000		269,700
					1,910,784
Telecommunications - 5.4%
Bharti Airtel International,
Gtd. Notes	5.13	3/11/23	230,000		251,781
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	400,000		376,000
Globo Comunicacao e Participacoes,
Sr. Unscd. Notes	4.84	6/8/25	600,000	[b]	618,000
GTH Finance,
Gtd. Notes	7.25	4/26/23	200,000	[a]	210,750
PCCW-HKT Capital,
Gtd. Notes	3.75	3/8/23	310,000		331,835
VimpelCom Holdings,
Gtd. Notes	5.95	2/13/23	200,000		204,990
					1,993,356
Utilities - 1.2%
ENN Energy Holdings,
Sr. Unscd. Notes	6.00	5/13/21	220,000		250,789
Transelec,
Sr. Unscd. Notes	3.88	1/12/29	200,000	[a]	201,900
					452,689
Total Bonds and Notes
(cost $33,777,661)					35,566,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $617,352)	617,352 [c]	617,352
Total Investments (cost $34,395,013)	98.7%	36,183,376
Cash and Receivables (Net)	1.3%	466,605
Net Assets	100.0%	36,649,981

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$4,201,261 or 11.46% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Brazil	9.4
Mexico	9.3
Russia	8.5
China	7.2
Indonesia	5.3
Turkey	4.1
Argentina	3.7
India	3.1
Ivory Coast	3.0
Kazakhstan	2.8
Hong Kong	2.5
Chile	2.4
Georgia	2.4
United Arab Emirates	2.3
Colombia	2.1
Dominican Republic	2.1
Iraq	2.1
Hungary	2.0
Morocco	1.9
Serbia	1.9
Sri Lanka	1.9
Pakistan	1.8
Venezuela	1.8
Money Market Investment	1.7
Ukraine	1.5
El Salvador	1.4
Romania	1.2
Senegal	1.1
Bermuda	1.0
Israel	1.0
Panama	1.0
Qatar	.9
Uruguay	.9
Peru	.8
Lebanon	.7
Poland	.7
Kenya	.5
Malaysia	.4
South Africa	.3
98.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt US Dollar Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	15,430,332	-	15,430,332
Foreign Government	-	20,135,692	-	20,135,692
Mutual Funds	617,352	-	-	617,352

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2016, accumulated net unrealized appreciation on investments was $1,788,363, consisting of $1,918,024 gross unrealized appreciation and $129,661 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Chile - .7%
Sociedad Quimica y Minera de Chile, ADR	28,303		701,348
China - 20.6%
3SBio	1,183,500	[a]	1,186,795
51job, ADR	12,928	[b]	411,369
Alibaba Group Holding, ADR	54,467	[b]	4,492,438
Baidu, ADR	17,068	[b]	2,724,053
China Biologic Products	28,822	[b]	3,440,770
Ctrip.com International, ADR	39,127	[b]	1,708,676
Lenovo Group	776,000		502,104
TAL Education Group, ADR	29,993	[b]	1,805,879
Tencent Holdings	114,292		2,747,404
Vipshop Holdings, ADR	117,723	[b]	1,675,198
			20,694,686
Georgia - .6%
BGEO Group	16,702		603,668
Hong Kong - 4.6%
AIA Group	745,400		4,616,476
India - 31.7%
Amara Raja Batteries	150,606		2,096,254
Apollo Hospitals Enterprise	62,906		1,278,870
Axis Bank	217,875		1,749,675
Glenmark Pharmaceuticals	167,256		2,147,093
Godrej Consumer Products	97,568		2,315,507
Grasim Industries	11,607		845,150
Hero MotoCorp	7,891		366,969
Hindustan Unilever	93,238		1,265,835
Indiabulls Housing Finance	130,723		1,491,746
ITC	996,865		3,738,304
Jubilant Foodworks	59,051		1,078,869
LIC Housing Finance	272,424		2,080,685
Maruti Suzuki India	68,270		4,813,397
PVR	61,837		1,005,553
Tata Consultancy Services	38,645		1,507,590
Tata Motors, ADR	90,737		3,432,581

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
India - 31.7% (continued)
Titan	102,965		642,992
			31,857,070
Indonesia - .7%
Surya Citra Media	3,034,400		732,046
Macau - 2.5%
Sands China	471,200		1,797,732
Wynn Macau	462,000		750,309
			2,548,041
Malaysia - 1.4%
IHH Healthcare	836,400		1,343,829
Mexico - 7.3%
Arca Continental	100,622		646,718
Fomento Economico Mexicano	240,691		2,152,997
Grupo Aeroportuario del Centro Norte	359,800		2,239,395
Grupo Financiero Santander Mexico, Cl. B, ADR	49,990		456,409
Kimberly-Clark de Mexico, Cl. A	560,977		1,267,958
Wal-Mart de Mexico	244,673		558,507
			7,321,984
Philippines - 7.5%
GT Capital Holdings	60,960		1,992,749
Metropolitan Bank & Trust	972,825		1,960,725
Security Bank	342,024		1,589,965
Universal Robina	472,840		2,011,402
			7,554,841
South Africa - 11.7%
British American Tobacco	71,324		4,532,879
Cie Financiere Richemont	68,526		418,573
Discovery	77,564		698,404
Life Healthcare Group Holdings	341,107		927,639
Naspers, Cl. N	29,744		4,670,716
Net 1 UEPS Technologies	51,710	[b]	534,681
			11,782,892
South Korea - .6%
Samsung SDI	6,476		609,934
Taiwan - 6.4%
Catcher Technology	151,000		1,050,089
Merida Industry	115,000		531,357
Taiwan Semiconductor Manufacturing	895,000		4,836,247
			6,417,693

Common Stocks - 98.3% (continued)	Shares	Value ($)
United States - 2.0%
Yum! Brands	22,394	2,002,472
Total Common Stocks (cost $82,789,599)		98,786,980
Other Investment - .3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $256,031)	256,031 [c]	256,031
Total Investments (cost $83,045,630)	98.6%	99,043,011
Cash and Receivables (Net)	1.4%	1,427,961
Net Assets	100.0%	100,470,972

ADR—American Depository Receipt

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, this security was valued at
$1,186,795 or 1.18% of net assets.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	24.5
Consumer Services	17.7
Financials	17.2
Technology	16.7
Industrials	11.2
Health Care	10.3
Basic Materials	.7
Money Market Investment	.3
98.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	2,002,472	-	-	2,002,472
Equity Securities - Foreign Common
Stocks†	96,784,508	-	-	96,784,508
Mutual Funds	256,031	-	-	256,031
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	3,171	-	3,171
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(6,688)	-	(6,688)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
Mexican New
Peso,
Expiring
8/2/2016	5,256,439	277,172	280,343	3,171
Royal Bank of Scotland
South African
Rand,
Expiring
8/2/2016	1,043,768	75,417	75,193	(224)
Sales:
JP Morgan Chase Bank
South African
Rand,
Expiring
8/1/2016	2,220,124	155,645	159,937	(4,292)
UBS
Euro,
Expiring
8/1/2016	269,563	299,201	301,373	(2,172)
Gross Unrealized Appreciation				3,171
Gross Unrealized Depreciation				(6,688)

At July 31, 2016, accumulated net unrealized appreciation on investments was $15,997,381, consisting of $18,203,864 gross unrealized appreciation and $2,206,483 gross unrealized depreciation.

NOTES

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2016 (Unaudited)

Common Stocks - 56.9%	Shares		Value ($)
Automobiles & Components - 1.3%
Daimler	27,919		1,898,411
Delphi Automotive	23,691	[a]	1,606,724
Magna International, Cl. A	45,366	[a]	1,749,767
Nokian Renkaat	4,947		183,788
			5,438,690
Banks - 3.5%
Bank of America	275,832	[a]	3,996,806
Bank of the Ozarks	32,927		1,185,043
CIT Group	31,732	[a]	1,096,658
Danske Bank	68,760		1,868,447
Erste Group Bank	46,958	[b]	1,244,496
JPMorgan Chase & Co.	31,200		1,995,864
Nordea Bank	153,117		1,364,400
Signature Bank	2,387	[b]	287,013
Western Alliance Bancorp	45,781	[b]	1,557,927
			14,596,654
Capital Goods - 3.6%
ABB	69,431	[b]	1,475,731
Airbus Group	3,660		215,357
Assa Abloy, Cl. B	28,175		618,355
Atlas Copco, Cl. A	41,424		1,163,280
Ingersoll-Rand	35,230	[a]	2,334,340
Kone, Cl. B	18,008		911,825
Mueller Water Products, Cl. A	162,125	[a]	1,922,803
Raytheon	12,164	[a]	1,697,243
Rheinmetall	6,708		469,624
Sandvik	176,837		1,895,051
Siemens	8,385		910,449
Vestas Wind Systems	19,454		1,357,837
			14,971,895
Commercial & Professional Services - .1%
ISS	11,348		437,646
Securitas, Cl. B	10,731		176,572
			614,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 56.9% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.3%
Electrolux, Ser. B	53,499		1,449,231
G-III Apparel Group	27,100	[b]	1,084,813
Mohawk Industries	11,780	[a,b]	2,461,313
Pandora	1,593		207,339
PVH	22,830	[a]	2,307,200
Steven Madden	41,045	[b]	1,437,396
Yoox Net-A-Porter Group	24,000	[b]	671,877
			9,619,169
Consumer Services - 2.3%
Bloomin' Brands	79,250	[a]	1,424,915
McDonald's	14,791		1,740,161
ServiceMaster Global Holdings	41,900	[b]	1,585,077
Tyco International	107,250	[a]	4,887,382
			9,637,535
Diversified Financials - 1.5%
Affiliated Managers Group	13,470	[b]	1,977,127
Intercontinental Exchange	2,556		675,295
Invesco	15,506		452,465
OM Asset Management	40,323		564,522
Pace Holdings	240,850	[a]	2,444,627
			6,114,036
Energy - 3.1%
Anadarko Petroleum	7,011	[a]	382,310
Baker Hughes	34,700		1,659,701
Exxon Mobil	5,392	[a]	479,618
Halliburton	70,040	[a]	3,057,946
Kinder Morgan	16,395		333,310
Newfield Exploration	34,620	[b]	1,499,046
Noble Energy	54,473	[a]	1,945,776
Pioneer Natural Resources	7,949	[a]	1,292,269
Valero Energy	39,801	[a]	2,080,796
			12,730,772
Food, Beverage & Tobacco - 4.8%
Anheuser-Busch InBev, ADR	11,600		1,501,504
Asahi Group Holdings	57,200		1,959,829
China Resources Beer (Holdings) Company	557,800		1,079,882
ConAgra Foods	12,669		592,402
Constellation Brands, Cl. A	34,329	[a]	5,651,583
J.M. Smucker	968		149,227
Molson Coors Brewing, Cl. B	29,318	[a]	2,995,127

Common Stocks - 56.9% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 4.8% (continued)
Monster Beverage	15,786	[a,b]	2,535,705
Nestle	28,297		2,268,548
Swedish Match	32,367		1,180,524
			19,914,331
Health Care Equipment & Services - 4.0%
Acadia Healthcare	16,288	[b]	920,272
Becton Dickinson & Co.	6,075		1,069,200
Danaher	29,600	[a]	2,410,624
DENTSPLY SIRONA	35,550	[a]	2,276,622
HCA Holdings	40,989	[a,b]	3,161,482
Koninklijke Philips	70,975		1,894,095
St. Jude Medical	28,645	[a]	2,378,681
Universal Health Services, Cl. B	18,665	[a]	2,417,677
			16,528,653
Household & Personal Products - .8%
Edgewell Personal Care	11,400	[b]	964,554
Herbalife	36,388	[a,b]	2,474,748
			3,439,302
Materials - 3.4%
Air Products & Chemicals	22,720	[a]	3,394,822
Monsanto	21,420		2,287,013
Nexeo Solutions	53,475	[b]	505,339
Norsk Hydro	149,259		637,396
PPG Industries	19,620		2,054,410
Sherwin-Williams	10,741	[a]	3,219,400
W.R. Grace & Co.	24,250	[a]	1,815,598
			13,913,978
Media - 5.1%
CBS, Cl. B	44,105	[a]	2,303,163
Charter Communications, Cl. A	14,132	[b]	3,319,183
Comcast, Cl. A	22,023	[a]	1,481,047
Discovery Communications, Cl. A	39,442	[a,b]	989,600
DISH Network, Cl. A	63,636	[a,b]	3,399,435
JCDecaux	79,786		2,730,894
Schibsted, Cl. A	25,553		803,495
Time Warner	65,417	[a]	5,014,213
Twenty-First Century Fox, Cl. A	41,641	[a]	1,109,316
			21,150,346
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Actelion	3,522	[b]	624,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 56.9% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.2% (continued)
Allergan	36,296	[a,b]	9,181,073
Bristol-Myers Squibb	31,959		2,390,853
Merck	1,850		204,266
Pfizer	68,315	[a]	2,520,140
QIAGEN	94,530	[b]	2,533,404
			17,454,408
Real Estate - .2%
Kilroy Realty	14,125	[a,c]	1,034,091
Retailing - 1.2%
Amazon.com	42	[b]	31,870
GameStop, Cl. A	62,970		1,948,922
Macy's	40,550		1,452,907
O'Reilly Automotive	2,834	[a,b]	823,645
Zalando	17,106	[b,d]	648,802
			4,906,146
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom	11,480	[a]	1,859,530
Dialog Semiconductor	4,740	[b]	155,244
NXP Semiconductors	29,245	[a,b]	2,459,212
Synaptics	8,452	[b]	439,081
			4,913,067
Software & Services - 7.0%
Activision Blizzard	34,300		1,377,488
Baidu, ADR	1,156	[b]	184,498
Cognizant Technology Solutions, Cl. A	28,034	[a,b]	1,611,675
CommVault Systems	8,628	[a,b]	446,413
CSRA	27,557	[a]	741,834
Facebook, Cl. A	30,518	[a,b]	3,782,401
LinkedIn, Cl. A	6,890	[a,b]	1,327,910
Oracle	47,718		1,958,347
PTC	107,829	[a,b]	4,284,046
Rackspace Hosting	26,324	[b]	616,771
SAP	20,228		1,773,243
Software AG	22,000		887,182
Total System Services	37,700		1,919,684
Verint Systems	28,965	[b]	1,021,596
Visa, Cl. A	24,330		1,898,957
VMware, Cl. A	19,545	[b]	1,426,394
Yahoo!	94,176	[a,b]	3,596,581
			28,855,020

Common Stocks - 56.9% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 2.6%
Alphabet, Cl. A	2,659	[a,b]	2,104,173
Alphabet, Cl. C	4,576	[a,b]	3,517,983
Hewlett Packard Enterprise	20,991		441,231
HP	78,057	[a]	1,093,579
NetApp	75,187		1,981,177
Western Digital	34,512		1,639,665
			10,777,808
Telecommunication Services - 1.3%
Cellnex Telecom	39,272	[d]	695,037
Deutsche Telekom	33,541		570,923
Radware	38,298	[b]	471,448
Sunrise Communications Group	14,466	[b,d]	935,096
Verizon Communications	47,824	[a]	2,649,928
			5,322,432
Transportation - 1.8%
Atlantia	10,114		252,723
FedEx	17,432		2,822,241
Kuehne + Nagel International	8,385		1,176,599
Norfolk Southern	22,925	[a]	2,058,207
Southwest Airlines	14,344		530,871
Union Pacific	5,027		467,762
			7,308,403
Utilities - 1.6%
Black Hills	49,725	[a]	3,135,161
E.ON	26,330		282,361
Enel	335,414		1,544,228
NextEra Energy	11,480		1,472,769
			6,434,519
Total Common Stocks (cost $216,273,026)			235,675,473
Preferred Stocks - .1%	Shares		Value ($)
Household & Personal Products - .1%
Henkel & Co.
(cost $418,713)	3,466		431,676
	Number of
Rights - .0%	Rights		Value ($)
Food, Beverage & Tobacco - .0%
China Resources Beer (Holdings) Company
(cost $89,889)	185,933	[b]	74,772

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Options Purchased - .0%	Contracts	Value ($)
Put Options - .0%
Accenture, Cl. A, September 2016 @ $100	270	11,610
Adobe Systems, September 2016 @ $95	72	10,512
Apple, August 2016 @ $97	14	252
Apple, August 2016 @ $98.50	14	364
Hormel Foods, September 2016 @ $37.50	125	16,875
Hormel Foods, September 2016 @ $40	125	37,250
International Business Machines, September 2016 @ $160	42	15,960
(cost $105,993)		92,823
Total Investments (cost $216,887,621)	57.0%	236,274,744
Cash and Receivables (Net)	43.0%	178,281,535
Net Assets	100.0%	414,556,279

ADR—American Depository Receipt

[a]	Held by a broker as collateral for open short positions.
[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at $2,278,935 or .55% of net assets.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	7.0
Media	5.1
Food, Beverage & Tobacco	4.8
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Health Care Equipment & Services	4.0
Capital Goods	3.6
Banks	3.5
Materials	3.4
Energy	3.1
Technology Hardware & Equipment	2.6
Consumer Durables & Apparel	2.3
Consumer Services	2.3
Transportation	1.8
Utilities	1.6
Diversified Financials	1.5
Automobiles & Components	1.3
Telecommunication Services	1.3
Retailing	1.2
Semiconductors & Semiconductor Equipment	1.2
Household & Personal Products	.9
Real Estate	.2
Commercial & Professional Services	.1
Options Purchased	.0
57.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
July 31, 2016 (Unaudited)

Common Stocks-35.8%	Shares	Value ($)
Automobiles & Components-.6%
Autoliv	4,360	461,288
Ford Motor	98,300	1,244,478
Gentherm	5,160	173,170
Toyota Motor, ADR	5,180	578,088
		2,457,024
Banks-.5%
BofI Holding	20,000	336,400
Canadian Western Bank	38,550	744,634
National Bank of Canada	22,600	773,903
		1,854,937
Capital Goods-2.4%
Advanced Drainage Systems	12,100	323,191
Boeing	7,307	976,654
Caterpillar	10,829	896,208
Cummins	7,925	972,952
Deere & Co.	10,235	795,362
Honeywell International	6,320	735,206
Parker-Hannifin	27,626	3,154,613
Proto Labs	5,000	275,200
Spirit Aerosystems Holdings, Cl. A	16,900	733,122
WW Grainger	5,345	1,169,753
		10,032,261
Commercial & Professional Services-.0%
Aqua Metals	5,000	46,550

Consumer Durables & Apparel-1.9%
Caesarstone Sdot-Yam	9,000	337,410
Electronic Arts	34,514	2,634,108
Newell Brands	13,472	706,741
Polaris Industries	7,596	750,105
Swatch Group	1,977	518,320
Under Armour, Cl. A	157	6,195
Vera Bradley	23,100	336,336
VF	25,579	1,596,897
Whirlpool	4,280	823,301
ZAGG	38,500	243,705
		7,953,118
Consumer Services-1.3%

Common Stocks-35.8% (continued)	Shares	Value ($)
Consumer Services-1.3% (continued)
2U	4,400	153,912
American Public Education	8,000	229,120
Darden Restaurants	22,100	1,360,476
Habit Restaurants, Cl. A	19,360	314,406
Jamba	31,900	344,520
Kona Grill	18,700	233,750
Nielsen Holdings	11,340	610,772
Noodles & Co	28,600	211,354
Potbelly	20,000	260,600
Restaurant Brands International	10,800	483,084
Wendy's	118,500	1,144,710
		5,346,704
Diversified Financials-.5%
Franklin Resources	13,473	487,588
GATX	20,400	912,492
Home Capital Group	31,705	674,580
		2,074,660
Energy-2.7%
Apache	16,986	891,765
Bristow Group	27,000	291,870
CARBO Ceramics	27,000	380,700
Chevron	4,631	474,585
ConocoPhillips	37,228	1,519,647
EOG Resources	15,880	1,297,396
National Oilwell Varco	56,653	1,832,725
Occidental Petroleum	30,706	2,294,659
Schlumberger	27,041	2,177,341
		11,160,688
Exchange-Traded Funds-10.2%
Consumer Discretionary Select Sector SPDR Fund	29,651	2,420,115
Consumer Staples Select Sector SPDR Fund	61,231	3,348,723
CurrencyShares Euro Trust	33,150	3,612,024
CurrencyShares Japanese Yen	10,600	1,003,926
Health Care Select Sector SPDR Fund	10,037	755,284
Industrial Select Sector SPDR Fund	31,695	1,839,578
Materials Select Sector SPDR Fund	19,369	943,658
SPDR S&P 500 ETF Trust	104,602	22,711,186
SPDR S&P Regional Banking ETF	33,103	1,327,430
Technology Select Sector SPDR Fund	69,817	3,243,000
VanEck Vectors Semiconductor ETF	16,200	1,028,700

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks-35.8% (continued)	Shares	Value ($)
Exchange-Traded Funds-10.2% (continued)
		42,233,624
Food & Staples Retailing-.4%
Amplify Snack Brands	23,000	327,980
Costco Wholesale	5,356	895,630
Wal-Mart Stores	8,276	603,900
		1,827,510
Food, Beverage & Tobacco-1.0%
Anheuser-Busch InBev, ADR	3,398	439,837
Blue Buffalo Pet Products	13,200	338,976
Brown-Forman, Cl. B	9,915	973,554
Chefs' Warehouse	15,000	242,250
DavidsTea	23,650	317,383
Freshpet	31,680	276,883
Hormel Foods	33,900	1,266,165
SodaStream International	10,450	251,323
		4,106,371
Health Care Equipment & Services-.8%
Abbott Laboratories	24,940	1,116,065
ABIOMED	6,370	751,469
Globus Medical, Cl. A	13,200	302,940
LivaNova	16,375	852,319
Novadaq Technologies	32,000	341,120
Novocure	18,000	135,360
		3,499,273
Household & Personal Products-. 4%
Church and Dwight	9,400	923,456
Clorox	6,890	903,072
		1,826,528
Insurance-.3%
HCI Group	13,000	392,080
Unum Group	22,600	755,066
		1,147,146
Materials-1.2%
Balchem	5,280	337,234
LyondellBasell Industries, Cl. A	14,863	1,118,589
Pershing Gold	36,000	169,920
Praxair	19,335	2,253,301
Timken	31,400	1,050,330
		4,929,374
Media-.8%
MDC Partners, Cl. A	12,000	153,120

Common Stocks-35.8% (continued)	Shares		Value ($)
Media-.8% (continued)
Omnicom Group	4,881		401,658
Twenty-First Century Fox, Cl. A	35,280		939,859
Walt Disney	20,222		1,940,301
			3,434,938
Pharmaceuticals, Biotechnology & Life Sciences-1.2%
Akron	8,000		273,840
Exact Sciences	21,000		364,980
GW Pharmaceuticals, ADR	2,500		235,800
Insys Therapeutics	29,000		453,850
MiMedx Group	41,250		308,963
OPKO Health	27,000		268,650
Osiris Therapeutics	60,500		302,500
Pacific Biosciences of California	30,000		256,500
Relypsa	4,000		127,760
Roche Holding	4,660		1,190,002
UCB	12,898		1,008,970
			4,791,815
Real Estate-1.3%
Crown Castle International	11,815	a	1,146,409
CubeSmart	32,530	a	966,466
Equinix	5,040	a	1,879,265
Essex Property Trust	5,105	a	1,193,957
			5,186,097
Retailing-1.4%
American Eagle Outfitters	45,110		808,371
Bed Bath & Beyond	21,950		986,653
Big Lots	15,050		800,359
Container Store Group	53,900		298,067
Dollar Tree	11,456		1,103,098
HSN	14,400		736,704
PetMed Express	11,000		228,030
Target	13,080		985,316
			5,946,598
Semiconductors & Semiconductor Equipment-.2%
QUALCOMM	12,730		796,643

Software & Services-3.6%
Accenture, Cl. A	14,015		1,581,032
Activision Blizzard	11,271		452,643
Adobe Systems	5,486		536,860

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks-35.8% (continued)	Shares	Value ($)
Software & Services-3.6% (continued)
Alibaba Group Holding, ADR	23,101	1,905,370
Cognizant Technology Solutions, Cl. A	21,170	1,217,063
GrubHub	5,000	189,600
Hubspot	5,000	272,950
Infosys, ADR	111,791	1,836,726
International Business Machines	24,038	3,860,984
SS&C Technologies Holdings	30,720	989,798
Tangoe	39,600	320,760
TubeMogul	19,800	221,958
Workday	12,959	1,080,003
Yahoo Japan	28,600	127,535
Yelp	5,000	160,850
		14,754,132
Technology Hardware & Equipment-1.1%
3D Systems	23,100	309,309
Amphenol, Cl. A	2,126	126,540
CalAmp	11,900	168,980
Corning	104,409	2,319,968
Itron	5,000	213,450
Motorola Solutions	7,200	499,536
Sensata Technologies Holdings	27,100	1,027,632
		4,665,415
Telecommunication Services-.4%
AT&T	6,427	278,225
Boingo Wireless	20,000	183,200
Inmarsat	86,713	897,427
NETGEAR	3,000	154,290
		1,513,142
Transportation-1.0%
Deutsche Lufthansa	74,355	883,664
Royal Mail	189,400	1,277,122
Union Pacific	13,705	1,275,250
United Parcel Service, Cl. B	2,553	275,979
XPO Logistics	10,000	296,200
		4,008,215
Utilities-.6%
Great Plains Energy	47,350	1,410,083
Southern	21,930	1,173,255
		2,583,338
Total Securities Sold Short (proceeds $145,184,152)		148,176,101

ADR—American Depository Receipt ETF—Exchange-Traded Fund SPDR—Standard & Poor's Depository Receipt

[a]	Investment in real estate investment trust.

Portfolio Summary (Unaudited)†	Value (%)
Exchange-Traded Funds	10.2
Software & Services	3.6
Energy	2.7
Capital Goods	2.4
Consumer Durables & Apparel	1.9
Retailing	1.4
Consumer Services	1.3
Real Estate	1.3
Materials	1.2
Pharmaceuticals, Biotechnology & Life Sciences	1.2
Technology Hardware & Equipment	1.1
Food, Beverage & Tobacco	1.0
Transportation	1.0
Health Care Equipment & Services	.8
Media	.8
Automobiles & Components	.6
Utilities	.6
Banks	.5
Diversified Financials	.5
Food & Staples Retailing	.4
Household & Personal Products	.4
Telecommunication Services	.4
Insurance	.3
Semiconductors & Semiconductor Equipment	.2
Commercial & Professional Services	.0
35.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Select Managers Long/Short Fund
July 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	07/31/2016 ($)

Financial Futures Short
Amsterdam Exchange Index	10	(998,379)	August 2016	5,200
CAC 40 10 Euro	92	(4,566,315)	August 2016	(58,695)
DAX	21	(6,060,875)	September 2016	(12,289)
DJ Euro Stoxx 50	422	(14,073,744)	September 2016	(833,599)
FTSE 100	63	(5,566,695)	September 2016	(193,196)
FTSE/MIB Index	12	(1,128,291)	September 2016	(945)
OMX Stockholm 30 Index	154	(2,493,479)	August 2016	(2,749)
Gross Unrealized Appreciation				5,200
Gross Unrealized Depreciation				(1,101,473)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic
Common Stocks†	185,841,123	-	-	185,841,123
Equity Securities – Foreign
Common Stocks†	49,834,350	-	-	49,834,350
Equity Securities – Foreign
Preferred Stocks†	431,676	-	-	431,676
Rights†	74,772	-	-	74,772
Other Financial Instruments:
Financial Futures††	5,200	-	-	5,200
Forward Foreign Currency
Exchange Contracts††	-	91,605	-	91,605
Options Purchased	92,823	-	-	92,823
Swaps††	-	578,639	-	578,639
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(1,101,473)			(1,101,473)
Forward Foreign Currency
Exchange Contracts††	-	(559,227)	-	(559,227)
Swaps††	-	(149,440)	-	(149,440)
Securities Sold Short:
Equity Securities – Domestic
Common Stocks†††	(91,409,447)	-	-	(91,409,447)
Equity Securities – Foreign
Common Stocks†††	(14,533,030)	-	-	(14,533,030)
Exchange-Traded Funds†††	(42,233,624)	-	-	(42,233,624)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.
††† See Statement of Securities Sold Short for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Morgan Stanley Capital Services
British Pound,
Expiring
9/21/2016	630,509	905,000	835,244	(69,756)
Euro,
Expiring
8/17/2016	4,302,000	4,755,849	4,813,201	57,352
9/21/2016	1,277,188	1,425,411	1,431,235	5,824
11/17/2016	288,000	320,043	323,561	3,518
Japanese Yen,
Expiring
8/1/2016	39,554,361	377,788	387,655	9,867
9/21/2016	27,041,513	253,411	265,584	12,173
Swiss Franc,
Expiring
9/21/2016	1,145,445	1,196,719	1,185,513	(11,206)
Sales:
Goldman Sachs International
Euro,
Expiring
8/1/2016	341	377	381	(4)
Morgan Stanley Capital Services
British Pound,
Expiring
9/21/2016	630,510	838,116	835,245	2,871
Chinese Yuan
Renminbi,
Expiring
1/26/2017	14,904,775	2,210,571	2,229,049	(18,478)
Danish Krone,
Expiring
8/17/2016	32,131,000	4,794,628	4,832,796	(38,168)
Euro,
Expiring
8/17/2016	17,444,000	19,321,671	19,516,846	(195,175)
9/21/2016	1,277,088	1,420,327	1,431,123	(10,796)
11/17/2016	3,570,000	3,968,537	4,010,807	(42,270)
Norwegian Krone,
Expiring
8/17/2016	14,637,000	1,715,399	1,734,923	(19,524)
Swedish Krona,
Expiring
8/17/2016	87,679,000	10,213,060	10,255,854	(42,794)
Swiss Franc,
Expiring
8/17/2016	4,612,000	4,681,360	4,763,898	(82,538)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Morgan Stanley Capital Services (continued)
9/21/2016	583,902	594,400	604,327	(9,927)
11/17/2016	936,000	953,381	971,972	(18,591)
Gross Unrealized Appreciation				91,605
Gross Unrealized Depreciation				(559,227)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral,

NOTES

if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open total return swaps entered into by the fund at July 31, 2016:

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
			Morgan Stanley
Receive	638,155	Ashtead Group	Capital Services	11/21/2016	86,618
		Associated British	Morgan Stanley
Receive	565,004	Foods	Capital Services	11/21/2016	(24,844)
			Morgan Stanley
Receive	1,048,947	Bnp Paribas	Capital Services	11/21/2016	(94)
		British American	Morgan Stanley
Receive	1,140,941	Tobacco	Capital Services	11/21/2016	(121)
			Morgan Stanley
Receive	1,180,876	Burberry Group	Capital Services	11/21/2016	80,563
			Morgan Stanley
Receive	1,046,783	Cap Gemini	Capital Services	11/21/2016	(94)
		Cie Generale Des
		Etablissements	Morgan Stanley
Receive	1,733,791	Michelin	Capital Services	11/21/2016	(11,945)
			Morgan Stanley
Receive	820,500	Crh	Capital Services	11/21/2016	171,602
			Morgan Stanley
Receive	785,570	Danone	Capital Services	11/21/2016	(70)
			Morgan Stanley
Receive	1,450,657	Glaxosmithkline	Capital Services	11/21/2016	(9,790)
			Morgan Stanley
Receive	1,321,543	Imperial Brands	Capital Services	11/21/2016	(7,311)
			Morgan Stanley
Receive	1,281,005	Inditex	Capital Services	11/21/2016	26,978
		Lvmh Moet
		Hennessy Louis	Morgan Stanley
Receive	1,603,211	Vuitton	Capital Services	11/21/2016	(9,032)
			Morgan Stanley
Receive	303,547	Mondi	Capital Services	11/21/2016	65,266
			Morgan Stanley
Receive	1,035,620	Pernod-Ricard	Capital Services	11/21/2016	29,787
			Morgan Stanley
Receive	556,473	Publicis Groupe	Capital Services	11/21/2016	2,211
		Rolls-Royce	Morgan Stanley
Receive	1,040,106	Holdings	Capital Services	11/21/2016	(110)
			Morgan Stanley
Receive	422,861	Rpc	Capital Services	11/21/2016	3,858
		Rsa Insurance	Morgan Stanley
Receive	464,397	Group	Capital Services	11/21/2016	(400)
			Morgan Stanley
Receive	692,754	Sage Group Plc	Capital Services	11/21/2016	13,550
			Morgan Stanley
Receive	1,305,393	Schneider Electric	Capital Services	11/21/2016	(117)
			Morgan Stanley
Receive	1,036,726	Technip	Capital Services	11/21/2016	(93)

NOTES

OTC Total Return Swaps

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Ubisoft	Morgan Stanley
Receive	612,404	Entertainment	Capital Services	11/21/2016	14,904
			Morgan Stanley
Receive	1,070,304	Vinci	Capital Services	11/21/2016	(96)
			Morgan Stanley
Receive	1,321,259	Vodafone Group	Capital Services	11/21/2016	(24,787)
			Morgan Stanley
Receive	655,356	Wolseley	Capital Services	11/21/2016	29,440
			Morgan Stanley
Receive	727,294	Wpp	Capital Services	11/21/2016	53,862
			Morgan Stanley
Pay	2,371,656 Ms	Chemical Basket	Capital Services	12/29/2016	(60,536)

Gross Unrealized
Appreciation					578,639
Gross Unrealized
Depreciation					(149,440)

At July 31, 2016, accumulated net unrealized appreciation on investments was $16,395,174, consisting of $24,420,833 gross unrealized appreciation and $8,025,659 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2016 (Unaudited)

Registered Investment Companies - 99.2%	Shares		Value ($)
Domestic Fixed Income - 90.6%
BNY Mellon Corporate Bond Fund, Cl. M	5,526,441	[a]	72,285,851
BNY Mellon Municipal Opportunities Fund, Cl. M	9,055,026	[a,b]	121,337,342
Dreyfus Floating Rate Income Fund, Cl. Y	5,319,326	[a]	63,831,917
Dreyfus High Yield Fund, Cl. I	18,773,310	[a,b]	114,704,925
			372,160,035
Foreign Fixed Income - 8.6%
Dreyfus Emerging Markets Debt U.S. Dollar Fund, Cl. Y	921,036	[a]	11,512,953
Dreyfus Global Dynamic Bond Fund, Cl. Y	1,928,714	[a]	23,838,901
			35,351,854
Total Investments (cost $409,920,724)	99.2%		407,511,889
Cash and Receivables (Net)	.8%		3,117,022
Net Assets	100.0%		410,628,911

[a] Investment in affiliated mutual fund.
[b] The fund's investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus High Yield Fund represents 29.6% and
27.9%, respectively, of the fund's total investments. BNY Mellon Municipal Opportunities Fund seeks to provide total return
(consisting of capital appreciation and current income) and Dreyfus High Yield Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	90.6
Mutual Funds: Foreign	8.6
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	407,511,889	-	-	407,511,889

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized depreciation on investments was $2,408,835, consisting of $7,057,453 gross unrealized appreciation and $9,466,288 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)